LEADER Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Shares		Fair Value
	COMMON STOCK - 0.2%
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
6,504,248	Boxabl, Inc. (b)(c)(d)(f)	$780,510

	TOTAL COMMON STOCK - (Cost $411,068)	780,510

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.0%
	COLLATERALIZED LOAN OBLIGATIONS - 84.5%
1,500,000	AMMC CLO 26, LTD. (a)(b)	2023-26	Class B-1	7.844	4/15/2036	$1,506,874
1,000,000	AMMC CLO 26, LTD. (a)(b)	2023-26	Class C	8.794	4/15/2036	1,009,507
5,765,000	Oaktree CLO 2019-2, LTD. (a)(b)	2019-2R	Class B-R	8.355	4/15/2031	5,755,728
500,000	Apidos CLO XV 2013-15RR, LTD. (a)(b)	2013-15RR	Class C-RR	7.527	4/21/2031	490,593
1,000,000	Apidos CLO XV 2013-15RR, LTD. (a)(b)	2013-15RR	Class B-RR	7.227	4/21/2031	990,916
6,000,000	Ares XXXIR CLO, LTD. (a)(b)	2018-31	Class C	7.540	5/24/2030	5,804,912
500,000	Ares XXXIIR CLO, LTD. (a)(b)	2018-32R	Class B	7.441	5/15/2030	490,348
500,000	Atrium CLO 2015-12R, LTD. (a)(b)	2015-12R	Class C-R	7.324	4/22/2027	498,060
4,000,000	Atrium CLO 2017-13, LTD. (a)(b)	2017-13	Class C	7.474	11/21/2030	3,901,160
1,000,000	Elevation CLO 2017, LTD. (a)(b)	2017-8	Class C	7.690	10/25/2030	986,873
1,000,000	Battalion CLO X 2016-10R2, LTD. (a)(b)	2016-10R2	Class B-R2	7.710	1/25/2035	958,457
2,000,000	Battalion CLO 2021-19, LTD. (a)(b)	2021-19	Class B	7.255	4/17/2034	1,950,810
1,000,000	Beechwood Park CLO 2019-1R. LTD. (a)(b)	2019-1R	Class B-2A-R	7.141	1/17/2035	982,188
2,000,000	Benefit Street Partners CLO VIII, LTD. (a)(b)	2015-8R	Class B-R	7.527	1/20/2031	1,970,429
4,000,000	Birch Grove CLO 2023-6A, LTD. (a)(b)	2023-6A	Class A1	7.488	7/20/2035	4,026,919
4,000,000	Birch Grove CLO 2023-6A, LTD. (a)(b)	2023-6A	Class C	8.688	7/20/2035	4,054,639
2,337,500	Blue Mountain CLO 2013-2R, LTD. (a)(b)	2013-2R	Class C-R	7.624	10/20/2030	2,298,324
750,000	Blue Mountain CLO 2016-2R2, LTD. (a)(b)	2016-2R2	Class B-R2	7.879	8/20/2032	731,481
2,400,000	Blue Mountain CLO 2016-3R, LTD. (a)(b)	2016-3R	Class C-R	7.841	11/15/2030	2,327,922
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (a)(b)	2018-3	Class C	7.355	1/15/2030	5,008,134
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (a)(b)	2018-22	Class C	7.605	7/15/2031	962,660
2,000,000	Canyon CLO 2019-1R, LTD. (a)(b)	2019-1R	Class C-R	7.764	4/15/2032	1,983,260
625,000	Canyon CLO 2017-1R, LTD. (a)(b)	2017-1R	Class C-R	7.655	7/15/2030	616,434
2,500,000	Carlyle US CLO 2017-1R, LTD. (a)(b)	2017-1R	Class B-R	7.877	4/21/2031	2,472,290
3,000,000	CFIP CLO 2017-1R, LTD. (a)(b)	2017-1R	Class C-R	8.257	10/18/2034	2,995,571
5,550,000	Carlyle Global Market Strategies CLO 2012-4R3, LTD. (a)(b)	2012-4R3	Class C-R3	8.274	4/22/2032	5,482,949
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD (a)(b)	2013-3R	Class B-R	7.355	10/15/2030	2,943,474
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (a)(b)	2014-1R2	Class C-R2	7.453	4/17/2031	963,315
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (a)(b)	2014-5RR	Class C-RR	7.905	7/15/2031	972,501
3,050,000	Carlyle Global Market Strategies CLO 2015-3R, LTD. (a)(b)	2015-1R3	Class B-R3	7.227	7/21/2031	3,022,617
1,000,000	Carlyle US CLO 2017-5, LTD. (a)(b)	2017-5	Class B	7.477	1/22/2030	975,267
1,000,000	Carlyle US CLO 2021-8, LTD. (a)(b)	2021-8	Class B	7.305	10/16/2034	987,976
5,000,000	Carlyle US CLO 2023-1, LTD. (a)(b)	2023-1	Class B	7.907	7/20/2035	5,040,379
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(b)	2023-2	Class A-2	7.505	7/20/2036	4,025,088
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(b)	2023-2	Class C	8.255	7/20/2036	4,014,995
2,500,000	CIFC Funding 2014-III-R2, LTD. (a)(b)	2014-III-R2	Class C-R2	8.024	10/22/2031	2,473,914
3,000,000	Cook Park CLO 2018-1A, LTD. (a)(b)	2018-1A	Class C	7.403	4/17/2030	2,897,552
1,000,000	Dryden 30-R Senior Loan Fund (a)(b)	2013-30R	Class C-R	7.341	11/15/2028	983,787
2,500,000	Dryden 36 Senior Loan Fund (a)(b)	2014-R3	Class B-R3	7.114	10/16/2028	2,492,523
1,000,000	Dryden 49R Senior Loan Fund (a)(b)	2017-49R	Class C-R	7.707	7/18/2030	984,517
1,250,000	Dryden CLO 2019-72R, LTD. (a)(b)	2019-72R	Class C-R	7.491	5/17/2032	1,210,129
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (a)(b)	2013-15RR	Class C-RR	7.514	10/15/2030	3,587,106
2,450,000	Greywolf CLO II, LTD. (a)(b)	2013-1A	Class A1	7.255	4/15/2034	2,388,701
2,181,000	Greywolf CLO 2015-5R, LTD. (a)(b)	2015-5R	Class A-2-R	7.320	1/27/2031	2,173,603
500,000	Greywolf CLO 2015-5R, LTD. (a)(b)	2015-5R	Class B-R	7.640	1/27/2031	491,311
500,000	Harbourview CLO 2018-7R, LTD. (a)(b)	2018-7R	Class B	7.357	6/18/2031	495,485
3,000,000	HPS Loan Management 2013-2, LTD. (a)(b)	2013-2	Class B-R	7.577	10/22/2029	2,951,881
1,000,000	ICG US CLO 2014-3RR, LTD. (a)(b)	2014-3RR	Class A-2-RR	7.140	4/25/2031	990,347
1,000,000	ICG US CLO 2017-IRR, LTD. (a)(b)	2017-1RR	Class C-RR	8.052	7/28/2034	987,278
1,300,000	Voya CLO 2012-4R3, LTD. (a)(b)	2012-4R3	Class B-R3	7.605	10/15/2030	1,273,727
7,500,000	KREF 2021-FL2, LTD. (a)(b)	2021-FL2	Class A-S	6.744	2/17/2039	6,943,876
2,000,000	LCM XIV 2013-14R, LTD. (a)(b)	2013-14R	Class C-R	7.527	7/21/2031	1,916,609
1,250,000	LCM XVI 2014-16R, LTD. (a)(b)	2014-16RR	Class C-R2	7.814	10/15/2031	1,208,551
5,000,000	LCM XVIII 2015-18R, LTD. (a)(b)	2015-18R	Class C-R	7.527	7/21/2031	4,795,454
1,650,000	LCM XVII 2014-17RR, LTD. (a)(b)	2014-17RR	Class B-RR	7.264	10/15/2031	1,626,743
3,000,000	LCM XVII 2014-17RR, LTD. (a)(b)	2014-17RR	Class C-RR	7.764	10/15/2031	2,853,708
440,000	LCM XXV 2017-25, LTD. (a)(b)	2017-25	Class C-2	7.977	7/22/2030	435,306
6,600,000	LCM XXV 2018-26, LTD. (a)(b)	2018-26	Class C	7.477	1/21/2031	6,323,628
3,500,000	LCM 2019-30R, LTD. (a)(b)	2019-30R	Class C-R	7.677	4/21/2031	3,393,776
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (a)(b)	2021-CRE5	Class AS	7.187	7/15/2036	7,796,838
5,000,000	Marathon VIII 2015-8R, LTD. (a)(b)	2015-8R	Class B-R	8.157	10/20/2031	4,810,968
1,100,000	Madison Park Funding LIX 2021-59, LTD. (a)(b)	2021-59	Class C	7.757	1/18/2034	1,083,569
1,000,000	Neuberger Berman Loan Advisors CLO 40, LTD. (a)(b)	2021-40	Class B	7.054	4/18/2033	983,269
1,000,000	OHA Credit Partners XIV, LTD. (a)(b)	2017-14	Class B	7.174	1/22/2030	991,697
4,000,000	OCP CLO 2014-5R, LTD. (a)(b)	2014-5R	Class B-R	7.441	4/28/2031	3,868,401
2,000,000	OCP CLO 2014-7RR, LTD. (a)(b)	2014-7RR	Class B-1-RR	7.927	7/20/2029	1,989,197
1,000,000	OCP CLO 2019-16R, LTD. (a)(b)	2019-16R	Class C-R	7.519	4/11/2033	982,435
500,000	Octagon Investment Partners 2012-14RR, LTD. (a)(b)	2012-14RR	Class B-RR	7.755	7/16/2029	497,551
7,250,000	Octagon Investment Partners 2017-31R2, LTD. (a)(b)	2017-31R2	Class C-R	7.727	7/22/2030	7,204,022
1,000,000	Octagon Investment Partners XVI, LTD. (a)(b)	2013-16R	Class B-R	7.253	7/17/2030	989,739
1,000,000	Octagon Investment Partners XVII, LTD. (a)(b)	2014-17-R2	Class C-R2	7.340	1/27/2031	976,751
1,000,000	OHA Credit Funding 3, LTD. (a)(b)	2019-3R	Class B-R	7.327	7/2/2035	992,071
1,990,000	OZLM XXII, LTD. (a)(b)	2018-22	Class B	7.453	1/17/2031	1,953,006
4,600,000	One New York Plaza Trust (a)(b)	2020-1NYP	Class A	6.387	1/15/2036	4,369,504
3,000,000	One New York Plaza Trust (a)(b)	2020-1NYP	Class B	6.937	1/15/2036	2,696,354
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (a)(b)	2018-1R	Class B-R	7.777	10/20/2031	4,902,936
1,325,000	Pulsar Funding I, LTD. (a)(b)	2019-1A	Class B	9.177	1/20/2033	1,334,879
5,000,000	Sound Point CLO IV-R, LTD. (a)(b)	2018-4R	Class C	7.907	4/18/2031	4,713,885

LEADER Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2023

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.0% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 84.5% (Continued)
2,500,000	Sound Point CLO VII-R, LTD. (a)(b)	2018-7R	Class C	7.924	10/23/2031	2,403,735
500,000	Sycamore Tree CLO 2023-3A, LTD. (a)(b)	2023-3A	Class C	9.366	4/20/2035	505,839
3,000,000	Sycamore Tree CLO 2023-3A, LTD. (a)(b)	2023-3A	Class A1	7.616	4/20/2035	3,017,651
6,000,000	Symphony CLO 2014-15R3, LTD. (a)(b)	2014-15R3	Class C-R3	8.003	1/20/2032	5,874,552
1,000,000	TIAA CLO IV, LTD. (a)(b)	2018-4	Class A-2	7.377	1/20/2032	991,039
375,000	TICP CLO 2018-12R, LTD. (a)(b)	2018-12R	Class B-R	7.305	7/17/2034	370,950
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (a)(b)	2017-1R	Class C-R	7.464	7/15/2030	1,000,957
1,800,000	Vibrant CLO VIII, LTD (a)(b)	2018-8	Class B-1	7.477	1/21/2031	1,754,860
1,000,000	Voya CLO 2014-2, LTD. (a)(b)	2014-2RR	Class A-2A-R	7.214	4/17/2030	995,172
2,500,000	Voya CLO 2014-4R, LTD. (a)(b)	2014-4R	Class B-R2	7.745	7/14/2031	2,418,393
1,250,000	Voya CLO 2015-3R, LTD. (a)(b)	2015-3R	Class B-R	7.877	10/20/2031	1,212,545
275,000	Voya CLO 2017-2R, LTD. (a)(b)	2017-2R	Class A-2A-R	7.305	6/7/2030	274,302
5,360,000	Wellfleet CLO 2015-R4, LTD. (a)(b)	2015-R4	Class D-R4	9.177	7/20/2029	5,301,969
250,000	Wind River 2017-4 CLO, LTD. (a)(b)	2017-4	Class C	7.379	11/20/2030	245,551
1,500,000	Wind River 2018-2 CLO, LTD. (a)(b)	2018-2	Class C	7.855	7/15/2030	1,455,513
4,000,000	Wind River 2019-3 CLO, LTD. (a)(b)	2019-3R	Class C-R	7.864	7/15/2031	3,906,449
375,000	Wind River 2021-2 CLO, LTD. (a)(b)	2021-2	Class B	7.327	7/20/2034	366,191
2,500,000	Newark BSL CLO 2017-2R, LTD (a)(b)	2017-2R	Class B-R	7.390	7/25/2030	2,436,736
3,700,000	Ares LXX CLO, LTD. (a)(b)	2023-70A	Class B-1	7.769	10/25/2035	3,700,000
6,000,000	Ares LXX CLO, LTD. (a)(b)	2023-70A	Class C	8.269	10/25/2035	6,000,000
2,250,000	Atlas Senior Loan Fund XXI, LTD. (a)(b)	2023-21A	Class C	9.435	7/20/2035	2,278,092
9,000,000	Elevation CLO 2023-17, LTD. (a)(b)	2023-17A	Class C	8.864	10/20/2036	9,000,000
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(b)	2023-4	Class B	7.890	10/21/2036	2,000,000
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(b)	2023-4	Class C	8.290	10/21/2036	2,000,000
5,000,000	Birch Grove CLO 7, LTD. (a)(b)	2023-7A	Class C	8.627	10/20/2036	5,000,000
3,000,000	Birch Grove CLO 7, LTD. (a)(b)	2023-7A	Class B	8.227	10/20/2036	3,000,000
10,000,000	BlackRock Baker CLO 2021-1, LTD. (a)(b)	2021-1	Class C	8.264	1/17/2034	9,609,722
6,000,000	Bryant Park Funding 2023-21, LTD. (a)(b)	2023-21	Class B	8.235	10/20/2036	6,021,656
2,000,000	Bryant Park Funding 2023-21, LTD. (a)(b)	2023-21	Class C	8.985	10/20/2036	2,030,795
3,000,000	Benefit Street Partners CLO XXXII, LTD. (a)(b)	2023-32A	Class B	7.764	10/27/2036	3,000,000
6,000,000	Canyon CLO 2023-1, LTD. (a)(b)	2023-1A	Class B	8.060	10/15/2036	6,000,000
3,000,000	Canyon CLO 2023-1, LTD. (a)(b)	2023-1A	Class C	8.410	10/15/2036	3,010,163
1,915,000	Columbia Cent CLO 30, LTD. (a)(b)	2020-30A	Class C	8.227	1/20/2034	1,872,329
5,000,000	Carlyle US CLO 2022-6, LTD. (a)(b)	2022-6A	Class B-R	7.778	10/25/2036	5,000,000
9,500,000	Carlyle US CLO 2022-6, LTD. (a)(b)	2022-6A	Class C-R	8.228	10/25/2036	9,500,000
8,000,000	Diameter Capital CLO 5 (a)(b)	2023-5A	Class A-2	7.719	10/15/2036	8,029,581
1,280,000	Crestline Denali CLO XIV, LTD. (a)(b)	2016-14R	Class C-R	8.024	10/23/2031	1,235,498
2,000,000	Dryden 80A Senior Loan Fund (a)(b)	2019-80A	Class C-R	7.553	1/18/2033	1,956,483
4,000,000	Dryden Senior Loan Fund (a)(b)	2023-107	Class A-2	7.529	8/15/2035	4,019,214
8,000,000	Dryden Senior Loan Fund (a)(b)	2023-107	Class C	8.379	8/15/2035	8,000,000
8,000,000	Elmwood CLO 24, LTD. (a)(b)	2023-3A	Class C	8.294	12/11/2033	8,000,000
5,000,000	KKR CLO 36, LTD. (a)(b)	2021-36A	Class C	7.814	10/16/2034	4,912,701
4,000,000	LCM XXII, LTD. (a)(b)	2018-22R	Class B-R	7.677	10/20/2028	3,964,983
500,000	MARBLE POINT CLO XII LTD. (a)(b)	2018-12	Class C	7.504	7/16/2031	479,044
5,000,000	Nassau 2019-II, LTD. (a)(b)	2019-IIA	Class BN	8.114	10/15/2032	5,043,127
3,200,000	Sound Point CLO XXI, LTD. (a)(b)	2018-21	Class B	7.841	10/27/2031	3,072,164
2,000,000	Sycamore Tree CLO 2021-1A, LTD. (a)(b)	2021-1A	Class B1	7.477	10/20/2034	1,958,914
2,500,000	Trestles CLO 2017-1A, LTD. (a)(b)	2017-1A	Class B-1-R	7.390	4/26/2032	2,436,524
5,500,000	Wellfleet CLO 2021-2A, LTD. (a)(b)	2021-2A	Class C	8.005	7/17/2034	5,206,025
4,000,000	Warwick Capital CLO 2023-1, LTD. (a)(b)	2023-1	Class B	8.203	10/20/2036	4,014,234
1,500,000	Warwick Capital CLO 2023-1, LTD. (a)(b)	2023-1	Class C	9.053	10/20/2036	1,500,000
4,000,000	Warwick Capital CLO 2023-2, LTD. (a)(b)	2023-2A	Class B	8.077	1/15/2037	4,000,000
3,500,000	Warwick Capital CLO 2023-2, LTD. (a)(b)	2023-2A	Class C	8.827	1/15/2037	3,500,000
						377,103,279

	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
3,250,000	COMM 2018-COR3 Mortgage Trust (a)(b)	2018-COR3	Class B	4.664	5/12/2051	2,426,495

	TOTAL ASSET BACKED SECURITIES - (Cost $375,360,123)					379,529,774

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 1.2%
	BANKING - 0.5%
200,000	JPMorgan Chase & Co. Senior Notes (a)	6.652	4/26/2026	$201,225
200,000	Morgan Stanley & Co. Notes (a)	6.296	2/18/2026	199,704
2,000,000	Natwest Markets PLC Notes (a)(b)	6.018	9/29/2026	1,966,853
				2,367,782
	LIFE INSURANCE CARRIERS - 0.7%
3,000,000	ING Groep N.V. (a)	6.264	4/1/2027	$2,956,346

	TOTAL CORPORATE BONDS - (Cost $5,219,762)			5,324,129

LEADER Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 23.7%
	U.S. GOVERNMENT & AGENCIES - 3.3%
10,000,000	United States Treasury Bills (g)	0.000	1/25/2024	$9,874,822
5,000,000	United States Treasury Bills (g)	0.000	12/7/2023	4,974,050
				14,848,872
	MONEY MARKET FUND - 20.4%
91,080,356	First American Government Obligations Fund, Class X (e)	5.279		91,080,356

	TOTAL SHORT TERM INVESTMESTS - (Cost $105,930,542)			105,929,228

	TOTAL INVESTMENTS - 110.0% - (Cost $486,921,496)			491,563,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - -10.0%			(44,862,316)
	NET ASSETS - - 100.0%			$446,701,324

LTD - Limited Company

PLC - Private Limited Company

NV - Naamloze Vennootschap

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023, the total market value of 144A securities is $382,277,137 or 85.6% of net assets.
(c)	The Valuation Designee has determined that these securities are illiquid. As of October 31, 2023, these securities amounted to $780,510 or 0.2% of net assets.
(d)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.
(e)	Rate disclosed is the seven day effective yield as of October 31, 2023.
(f)	Non-income producing security.
(g)	Zero coupon Bond.